CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (UNAUDITED) - USD ($) $ in Thousands		3 Months Ended						12 Months Ended
		Jun. 30, 2023		Jun. 30, 2022		Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2023	Dec. 31, 2021	Dec. 31, 2020
Revenues
Investment income (loss), net		$ 500		$ (25,117)		$ (10,811)	$ 2,091	$ (54,010)	$ 15,534	$ 132,620
Loss on financial instruments, net		(3,461)		(12,020)		(56,011)	(2,180)	(51,421)	31,837	(30,670)
Interest income		116		85		73		412	7,398	2,082
Trust services and administration revenues		102				0		0	20,300	19,400
Other income						2	0	86	2	36,267
Total revenues		(2,743)		(37,044)		(66,618)	2,364	(104,903)	55,311	140,329
Operating expenses
Employee compensation and benefits		35,823		11,565		10,125	10,910	45,527	48,523	128,582
Interest expense		3,784		3,619		2,110		15,471	27,457	32,551
Professional services		10,373		7,857		5,449	4,939	38,422	17,801	19,045
Provision for credit losses		0		18,790		9,383	0	20,580	18,755	0
Loss on impairment of goodwill		1,096,305		0
Other expenses		6,942		7,076		6,149		28,269	13,895	7,564
Total operating expenses		1,153,227		48,907		33,216	25,601	148,269	126,431	187,742
Operating loss		(1,155,970)		(85,951)		(99,834)	(23,237)	(253,172)	(71,120)	(47,413)
Income tax expense (benefit)		0		397		1,072	(273)	(1,072)	0	3,459
Net loss		(1,155,970)		(86,348)		(100,906)	(22,964)	(252,100)	(105,133)	(50,872)
Less: Net loss attributable to noncontrolling interests		44,552		36,247		60,267		136,942	43,383	(7,168)
Less: Noncash deemed contribution on extinguishment of redeemable noncontrolling interest						0		0	14,200	0
Less: Noncash deemed dividend on extinguishment of preferred equity interests of noncontrolling interest holders						0		0	(46,202)	0
Less: Noncontrolling interest guaranteed payment		(4,105)		(3,868)		(3,788)	0	(15,822)	(1,264)	0
Net loss attributable to The Beneficient Company Group, L.P. common unitholders		(1,115,523)		(53,969)		(44,427)	(6,796)	(130,980)	(95,016)	(58,040)
Other comprehensive income:
Unrealized gain on investments in available-for-sale debt securities		4,290	[1]	(1,798)	[2]	110	0	11,226	(1,436)	0
Total comprehensive loss		(1,111,233)		(55,767)		(44,317)	(6,796)	(119,754)	(96,452)	(58,040)
Less: comprehensive gain attributable to noncontrolling interests		4,290		(1,798)		110	0	11,226	(1,436)	0
Total comprehensive loss attributable to The Beneficient Company Group, L.P.		(1,115,523)		(53,969)		$ (44,427)	$ (6,796)	$ (130,980)	$ (95,016)	$ (58,040)
Earnings Per Share [Abstract]
Net loss per common unit attributable to common unitholders- basic (in dollars per share)						$ (0.66)	$ (0.14)	$ (1.94)	$ (1.84)	$ (1.27)
Net loss per common unit attributable to common unitholders- diluted (in dollars per share)						$ (0.66)	$ (0.14)	$ (1.94)	$ (1.84)	$ (1.27)
Weighted Average Number of Shares Outstanding [Abstract]
Weighted average common units outstanding - basic (in shares)						67,486,168	48,205,800	67,486,168	51,534,365	45,807,648
Weighted average common units outstanding - diluted (in shares)						67,486,168	48,205,800	67,486,168	51,534,365	45,807,648
Loss on extinguishment of debt, related parties						$ 0		$ 0	$ (34,013)	$ 0
Loss before income taxes									(105,133)	(47,413)
Common Class A
Operating expenses
Net loss attributable to The Beneficient Company Group, L.P. common unitholders		$ (1,013,454)		$ (48,786)
Earnings Per Share [Abstract]
Net loss per common unit attributable to common unitholders- basic (in dollars per share)		$ (5.5)	[3]	$ (0.27)	[3]	$ (0.27)
Net loss per common unit attributable to common unitholders- diluted (in dollars per share)		$ (5.5)	[3]	$ (0.27)	[3]	(0.27)
Weighted Average Number of Shares Outstanding [Abstract]
Weighted average common units outstanding - basic (in shares)	[3]	184,160,036		180,178,268
Weighted average common units outstanding - diluted (in shares)	[3]	184,160,036		180,178,268
Common Class B
Operating expenses
Net loss attributable to The Beneficient Company Group, L.P. common unitholders		$ (102,069)		$ (5,183)
Earnings Per Share [Abstract]
Net loss per common unit attributable to common unitholders- basic (in dollars per share)		$ (5.33)	[3]	$ (0.27)	[3]	(0.27)
Net loss per common unit attributable to common unitholders- diluted (in dollars per share)		$ (5.33)	[3]	$ (0.27)	[3]	$ (0.27)
Weighted Average Number of Shares Outstanding [Abstract]
Weighted average common units outstanding - basic (in shares)	[3]	19,140,451		19,140,451
Weighted average common units outstanding - diluted (in shares)	[3]	19,140,451		19,140,451
Related Party
Revenues
Investment income (loss), net									0	88,514
Loss on financial instruments, net		$ (3,566)		$ (14,805)		$ (56,011)	$ 0	(63,536)	(37,012)	(22,913)
Interest income						0	1,777	0	7,110	1,777
Trust services and administration revenues		8		8		8	8	30	30	30
Operating expenses
Interest expense		732		609		514	6,651	2,797	25,307	30,171
Other expenses		2,116		2,198		2,297	576	8,704	4,105	3,763
Weighted Average Number of Shares Outstanding [Abstract]
Loss on extinguishment of debt, related parties									(34,013)	0
Non Related Parties [Member]
Revenues
Loss on financial instruments, net						(56,011)	(2,180)	(51,421)	31,837	(30,670)
Interest income						73	1,937	412	7,398	2,082
Trust services and administration revenues						129	516	30	540	30
Operating expenses
Interest expense						2,110	7,184	15,471	27,457	32,551
Other expenses						6,149	2,568	28,269	13,895	7,564
Nonrelated Party
Revenues
Loss on financial instruments, net		(3,461)		(12,020)
Trust services and administration revenues		102		8
Operating expenses
Interest expense		3,784		3,619
Other expenses		6,942		7,076
Variable Interest Entity, Primary Beneficiary
Operating expenses
Less: Net loss attributable to noncontrolling interests		13,866		28,711		55,229	12,832	117,861	30,513	(47,582)
Consolidated Entity, Excluding Consolidated VIE
Operating expenses
Less: Net loss attributable to noncontrolling interests		$ 30,686		$ 7,536		$ 5,038	$ 3,336	$ 19,081	$ 12,870	$ 40,414

[1]	Retroactively adjusted March 31, 2023 for de-SPAC merger transaction as described in Note 4.
[2]	Retroactively adjusted March 31, 2022 and three months ended June 30, 2022 for de-SPAC merger transaction as described in Note 4.
[3]	Retroactively adjusted the three months ended June 30, 2022 for the de-SPAC merger transaction as described in Note 4.